Accrued liabilities (Details) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued interest payable	1,514	1,836
Payroll liabilities	9,845	11,970
Liabilities related to equipment leases	786	190
Current portion of deferred gain on sale leaseback (note 16(d))	93	0
Dividends payable (note 17(d))	697	0
Income and other taxes payable	2,062	1,659
Accrued liabilities	14,997	15,655